Auditors' Remuneration - Schedule of All Other Fees (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of All Other Fees [Line Items]
EMDG grant consulting services		$ 10,380
EMDG grant consulting services [Member]
Schedule of All Other Fees [Line Items]
EMDG grant consulting services		$ 10,380